ACCOUNTS RECEIVABLE, NET - Schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CUSTOMERS RECEIVABLE, NET
Current	R$ 5,094,976	R$ 5,971,657
Non-current	993,080	1,061,899
PCLD	(1,668,710)	(2,635,209)	R$ (1,928,072)	R$ (1,701,729)
Total Customers	6,088,056	7,033,556
Amazonas Energia
CUSTOMERS RECEIVABLE, NET
PCLD	(916,353)
Accounts due
CUSTOMERS RECEIVABLE, NET
Current	4,193,513
Total Customers	4,193,513
Up to 90 days past due
CUSTOMERS RECEIVABLE, NET
Current	242,305
Total Customers	242,305
More than 90 days past due
CUSTOMERS RECEIVABLE, NET
Current	171,877
Total Customers	171,877
Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
Current	487,281
Non-current	993,080
Total Customers	1,480,361
Gross value | Power Supply
CUSTOMERS RECEIVABLE, NET
Current	2,793,981	3,317,936
Non-current	1,834,667	2,129,202
Gross value | Short Term Electric Power - CCEE
CUSTOMERS RECEIVABLE, NET
Current	299,162	1,872,261
Non-current	293,560	293,560
Gross value | Use of the Electric Grid
CUSTOMERS RECEIVABLE, NET
Current	860,986	844,587
Non-current	4,348	4,348
Gross value | Connection/Availability for Transmission System
CUSTOMERS RECEIVABLE, NET
Current	511,372	757,967
Gross value | PROINFA
CUSTOMERS RECEIVABLE, NET
Current	524,939	336,692
Gross value | Renegotiated credits, current
CUSTOMERS RECEIVABLE, NET
Current	633,751	112,212
Gross value | Accounts due | Power Supply
CUSTOMERS RECEIVABLE, NET
Current	2,365,930
Gross value | Accounts due | Short Term Electric Power - CCEE
CUSTOMERS RECEIVABLE, NET
Current	220,541
Gross value | Accounts due | Use of the Electric Grid
CUSTOMERS RECEIVABLE, NET
Current	795,792
Gross value | Accounts due | Connection/Availability for Transmission System
CUSTOMERS RECEIVABLE, NET
Current	386,248
Gross value | Accounts due | PROINFA
CUSTOMERS RECEIVABLE, NET
Current	524,939
Gross value | Accounts due | Renegotiated credits, current
CUSTOMERS RECEIVABLE, NET
Current	22,739
Gross value | Up to 90 days past due | Power Supply
CUSTOMERS RECEIVABLE, NET
Current	118,645
Gross value | Up to 90 days past due | Short Term Electric Power - CCEE
CUSTOMERS RECEIVABLE, NET
Current	76,671
Gross value | Up to 90 days past due | Use of the Electric Grid
CUSTOMERS RECEIVABLE, NET
Current	30,302
Gross value | Up to 90 days past due | Connection/Availability for Transmission System
CUSTOMERS RECEIVABLE, NET
Current	13,197
Gross value | Up to 90 days past due | Renegotiated credits, current
CUSTOMERS RECEIVABLE, NET
Current	28,438
Gross value | More than 90 days past due | Power Supply
CUSTOMERS RECEIVABLE, NET
Current	286,721
Non-current	9,548
Gross value | More than 90 days past due | Short Term Electric Power - CCEE
CUSTOMERS RECEIVABLE, NET
Current	1,950
Non-current	293,560
Gross value | More than 90 days past due | Use of the Electric Grid
CUSTOMERS RECEIVABLE, NET
Current	34,892
Non-current	4,348
Gross value | More than 90 days past due | Connection/Availability for Transmission System
CUSTOMERS RECEIVABLE, NET
Current	111,927
Gross value | Renegotiated Credits | Power Supply
CUSTOMERS RECEIVABLE, NET
Current	22,685
Non-current	1,825,119
Gross value | Renegotiated Credits | Renegotiated credits, current
CUSTOMERS RECEIVABLE, NET
Current	582,574
Customers, current
CUSTOMERS RECEIVABLE, NET
PCLD	(529,215)	(1,269,998)
Customers, current | Accounts due
CUSTOMERS RECEIVABLE, NET
PCLD	(122,676)
Customers, current | Up to 90 days past due
CUSTOMERS RECEIVABLE, NET
PCLD	(24,948)
Customers, current | More than 90 days past due
CUSTOMERS RECEIVABLE, NET
PCLD	(263,613)
Customers, current | Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
PCLD	(117,978)
Customers, non-current
CUSTOMERS RECEIVABLE, NET
PCLD	(1,139,495)	R$ (1,365,211)
Customers, non-current | More than 90 days past due
CUSTOMERS RECEIVABLE, NET
PCLD	(307,456)
Customers, non-current | Renegotiated Credits
CUSTOMERS RECEIVABLE, NET
PCLD	R$ (832,039)